United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Quarter ended 01/31/18

Item 1.	Schedule of Investments

Federated California Municipal Cash Trust
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.4%
		California—99.4%
$2,265,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs (Comerica Bank LOC), 1.220%, 2/1/2018	$2,265,000
1,005,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs (Comerica Bank LOC), 1.280%, 2/1/2018	1,005,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.260%, 2/1/2018	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.210%, 2/1/2018	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs (Bank of America N.A. LIQ), 1.180%, 2/1/2018	9,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.210%, 2/1/2018	3,320,000
6,005,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.210%, 2/1/2018	6,005,000
5,845,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs (FHLB of San Francisco LOC), 1.210%, 2/1/2018	5,845,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs (Comerica Bank LOC), 1.230%, 2/1/2018	6,575,000
12,200,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs (FHLB of San Francisco LOC), 1.210%, 2/1/2018	12,200,000
35,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.320%, 2/1/2018	35,000,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs (Bank of America N.A. LIQ), 1.210%, 2/1/2018	4,180,000
8,625,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (2017-XF2417) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.170%, 2/1/2018	8,625,000
4,700,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Certificates (Series 2017-XF2408) Weekly VRDNs (Citibank NA, New York LIQ), 1.170%, 2/1/2018	4,700,000
10,070,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs (FHLB of San Francisco LOC), 1.650%, 2/1/2018	10,070,000
3,955,000		California Infrastructure & Economic Development Bank (Tobinworld), (Series 2007A) Weekly VRDNs (Comerica Bank LOC), 1.230%, 2/1/2018	3,955,000
1,955,000		California Municipal Finance Authority (High Desert Partnership in Academic Excellence Foundation, Inc.), (Series 2012A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.210%, 2/1/2018	1,955,000
1,100,000		California PCFA (Air Products & Chemicals, Inc.), (Series 1997B) Daily VRDNs, 0.960%, 2/1/2018	1,100,000
1,120,000		California PCFA (Mission Trail Waste Systems, Inc.), (Series 2010A) Weekly VRDNs (Comerica Bank LOC), 1.280%, 2/7/2018	1,120,000
7,000,000		California PCFA (Pacific Gas & Electric Co.), (1996 Series C) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.920%, 2/1/2018	7,000,000
11,900,000		California State Municipal Finance Authority (Casa Rita Apartments), (Series 2017A), 1.50% TOBs (United States Treasury COL) 4/1/2018	11,900,000
3,300,000		California State University Institute, (Series A), 0.99% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/6/2018	3,300,000
2,000,000		California State, (Series A-1), 1.27% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 4/25/2018	2,000,000
8,000,000		California State, (Series A-8), 1.06% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 2/1/2018	8,000,000
4,165,000		California State, Tender Option Bond Trust Certificates (2016-XF2372) Weekly VRDNs (Citibank NA, New York LIQ), 1.170%, 2/1/2018	4,165,000
2,300,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs (Comerica Bank LOC), 1.220%, 2/1/2018	2,300,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), 1.04% CP, Mandatory Tender 4/5/2018	5,045,000
5,950,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), 0.90% CP, Mandatory Tender 2/8/2018	5,950,000
6,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.02% CP, Mandatory Tender 2/7/2018	6,230,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.04% CP, Mandatory Tender 4/5/2018	$15,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.03% CP, Mandatory Tender 3/8/2018	10,000,000
9,300,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.46% CP, Mandatory Tender 6/7/2018	9,300,000
735,000		California Statewide Communities Development Authority (Nonprofits' Insurance Alliance of California), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.220%, 2/1/2018	735,000
6,610,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs (Comerica Bank LOC), 1.220%, 2/1/2018	6,610,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs (FHLMC LOC), 1.240%, 2/1/2018	5,600,000
2,560,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 1.26% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 3/1/2018	2,560,000
4,445,000		Culver City, CA USD, Solar Eclipse (Series 2017-0010) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.190%, 2/1/2018	4,445,000
9,925,000		East Side, CA Union High School District, Stage Trust (Series 2011-120C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/5/2018	9,925,000
3,200,000		Elk Grove, CA USD, Solar Eclipse (Series 2017-0033) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.190%, 2/1/2018	3,200,000
4,625,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs (Bank of America N.A. LIQ), 1.180%, 2/1/2018	4,625,000
18,900,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.240%, 2/1/2018	18,900,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 1.180%, 2/1/2018	22,060,000
2,800,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 1.130%, 2/1/2018	2,800,000
10,300,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 1.130%, 2/1/2018	10,300,000
2,175,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.210%, 2/1/2018	2,175,000
3,100,000		Huntington Beach, CA City School District, Solar Eclipse (Series 2017-0029) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.190%, 2/1/2018	3,100,000
7,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 1.28% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 2/5/2018	7,000,000
11,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series B), 1.09% CP (U.S. Bank, N.A. LOC), Mandatory Tender 3/7/2018	11,000,000
5,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series B), 1.33% CP (U.S. Bank, N.A. LOC), Mandatory Tender 4/5/2018	5,000,000
3,300,000		Los Angeles, CA Department of Water & Power (Electric/Power System), Tender Option Bond Trust Receipts (Series 2017-XF0570) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.190%, 2/1/2018	3,300,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs (Bank of America N.A. LIQ), 1.180%, 2/1/2018	3,000,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.230%, 2/1/2018	6,670,000
3,400,000		Newhall, CA School District (School Facilities Improvement District No. 2011-1), Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/29/2018	3,400,000
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ), 1.240%, 2/1/2018	10,000,000
2,495,287		Oakland, CA, Solar Eclipse (Series 2017-0046) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.190%, 2/1/2018	2,495,287
10,310,000		Oroville, CA Hospital Revenue (Oroville Hospital), (Series 2012A) Weekly VRDNs (Comerica Bank LOC), 1.230%, 2/1/2018	10,310,000
5,000,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs (TD Bank, N.A. LIQ), 1.210%, 2/1/2018	5,000,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Weekly VRDNs (Build America Mutual Assurance INS)/(Citibank NA, New York LIQ), 1.260%, 2/1/2018	17,690,000
1,900,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.250%, 2/1/2018	1,900,000
12,500,000		San Francisco, CA City & County Airport Commission, (Series B-4), 1.00% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 3/7/2018	12,500,000
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$9,945,000		San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 1.20% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/5/2018	$9,945,000
5,400,000		School Project For Utility Rate Reduction, CA, 1.50% RANs, 8/1/2018	5,400,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.210%, 2/1/2018	8,490,000
3,500,000		University of California (The Regents of), (2013 Series AL-2) Weekly VRDNs, 1.090%, 2/1/2018	3,500,000
10,000,000		University of California (The Regents of), (Series A), 0.97% CP, Mandatory Tender 2/5/2018	10,000,000
6,000,000		University of California (The Regents of), (Series A), 1.10% CP, Mandatory Tender 3/13/2018	6,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs (TD Bank, N.A. LIQ), 1.170%, 2/1/2018	2,675,000
10,000,000		Ventura County, CA, 4.00% TRANs, 7/2/2018	10,114,690
2,055,000		West Covina, CA Public Financing Authority (West Covina, CA), (Series 2013A) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.210%, 2/1/2018	2,055,000
12,000,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.230%, 2/1/2018	12,000,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)	486,914,977
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	2,774,165
		TOTAL NET ASSETS—100%	$489,689,142
At January 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
3

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
COL	—Collateralized
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter(s) of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
4
Federated Institutional Tax-Free Cash Trust
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Alabama—8.2%
$5,900,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs (FNMA LOC), 1.200%, 2/1/2018	$5,900,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs (Nordea Bank AB LOC), 1.240%, 2/1/2018	8,000,000
5,775,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs (FHLB of Dallas LOC), 1.240%, 2/1/2018	5,775,000
4,750,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	4,750,000
13,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.170%, 2/1/2018	13,000,000
16,120,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (FHLB of Atlanta LOC), 1.210%, 2/1/2018	16,120,000
		TOTAL	53,545,000
		Arizona—5.2%
30,000,000		Maricopa County, AZ, IDA (Banner Health), (Series 2017D) Weekly VRDNs, 1.070%, 2/7/2018	30,000,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs (CoBank, ACB LOC), 1.210%, 2/1/2018	4,000,000
		TOTAL	34,000,000
		California—0.5%
3,320,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004M) Weekly VRDNs, 1.060%, 2/7/2018	3,320,000
		Connecticut—4.6%
4,505,000		Connecticut State Health & Educational Facilities (CIL Community Resources Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	4,505,000
7,175,000		Connecticut State HEFA (Greenwich Hospital, CT), (Series C) Weekly VRDNs (Bank of America N.A. LOC), 1.060%, 2/7/2018	7,175,000
3,000,000		Connecticut State HEFA (Hotchkiss School), (Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 1.140%, 2/1/2018	3,000,000
3,800,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs (Bank of America N.A. LOC), 1.190%, 2/1/2018	3,800,000
6,765,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	6,765,000
4,575,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	4,575,000
		TOTAL	29,820,000
		Florida—3.5%
5,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs (TD Bank, N.A. LOC), 1.210%, 2/1/2018	5,310,000
9,750,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.150%, 2/7/2018	9,750,000
4,650,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.170%, 2/1/2018	4,650,000
3,205,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.160%, 2/1/2018	3,205,000
		TOTAL	22,915,000
		Georgia—0.4%
2,500,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.290%, 2/1/2018	2,500,000
		Illinois—12.5%
7,000,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.160%, 2/7/2018	7,000,000
24,100,000		Illinois Development Finance Authority IDB (Lyric Opera of Chicago) Weekly VRDNs (BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 1.070%, 2/7/2018	24,100,000
7,300,000		Illinois Finance Authority (Advocate Health Care Network), (Subseries C-3A) Weekly VRDNs (Northern Trust Co., Chicago, IL LIQ), 1.070%, 2/7/2018	7,300,000
3,450,000		Illinois Finance Authority (Carle Foundation), (Series 2009C) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.160%, 2/1/2018	3,450,000
4,300,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.160%, 2/1/2018	4,300,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$2,000,000		Illinois Finance Authority (Chicago Horticultural Society), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.050%, 2/7/2018	$2,000,000
3,465,000		Illinois Finance Authority (Clearbrook Corp.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.140%, 2/1/2018	3,465,000
23,000,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs (Bank of America N.A. LOC), 1.150%, 2/1/2018	23,000,000
6,495,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.140%, 2/1/2018	6,495,000
		TOTAL	81,110,000
		Indiana—2.3%
5,615,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs (FNMA LOC), 1.180%, 2/2/2018	5,615,000
9,010,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.220%, 2/1/2018	9,010,000
		TOTAL	14,625,000
		Iowa—3.7%
24,000,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.190%, 2/1/2018	24,000,000
		Kansas—0.8%
5,150,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs (Mizuho Bank Ltd. LOC), 1.140%, 2/7/2018	5,150,000
		Louisiana—1.8%
3,810,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.100%, 2/7/2018	3,810,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.100%, 2/7/2018	3,350,000
4,800,000		New Orleans, LA IDB (521 Tchoupitoulas Street LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (FHLB of Dallas LOC), 1.240%, 2/1/2018	4,800,000
		TOTAL	11,960,000
		Maryland—0.1%
775,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs (Bank of America N.A. LOC), 1.210%, 2/1/2018	775,000
		Massachusetts—4.4%
16,140,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2014) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	16,140,000
6,235,000		Massachusetts HEFA (CIL Realty of Massachusetts), (Series 2009) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	6,235,000
5,860,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs (Bank of America N.A. LOC), 1.190%, 2/1/2018	5,860,000
		TOTAL	28,235,000
		Michigan—6.0%
11,460,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series C) Weekly VRDNs (Bank of New York Mellon LOC), 1.110%, 2/7/2018	11,460,000
5,240,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 1.170%, 2/1/2018	5,240,000
4,100,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.210%, 2/1/2018	4,100,000
13,550,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	13,550,000
4,365,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	4,365,000
		TOTAL	38,715,000
		Minnesota—4.0%
2,725,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.140%, 2/1/2018	2,725,000
13,510,000		Minneapolis, MN (Symphony Place) Weekly VRDNs (FHLMC LOC), 1.170%, 2/1/2018	13,510,000
1,600,000		Minnesota State Higher Education Facility Authority (Augsburg College), (Series Six-J2) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.250%, 2/1/2018	1,600,000
3,800,000		Roseville, MN (Eaglecrest Senior Housing, LLC), (Series 2009) Weekly VRDNs (FHLMC LOC), 1.140%, 2/1/2018	3,800,000
4,650,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.240%, 2/1/2018	4,650,000
		TOTAL	26,285,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—3.1%
$20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDPs (Series 5-1000) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 1.260%, 2/1/2018	$20,000,000
		Nebraska—0.4%
950,000		Douglas County, NE Hospital Authority No. 001 (Florence Home), (Series 2002) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.410%, 2/1/2018	950,000
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 1.190%, 2/1/2018	1,400,000
		TOTAL	2,350,000
		Nevada—2.5%
1,050,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.080%, 2/7/2018	1,050,000
15,200,000		Reno, NV, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2008A) Daily VRDNs (Bank of New York Mellon LOC), 1.130%, 2/1/2018	15,200,000
		TOTAL	16,250,000
		New York—9.1%
2,320,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	2,320,000
3,000,000		New York City Housing Development Corp., (Series 2015D-4) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.130%, 2/1/2018	3,000,000
11,000,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series G-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.160%, 2/1/2018	11,000,000
900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.060%, 2/1/2018	900,000
8,850,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.130%, 2/1/2018	8,850,000
6,500,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.990%, 2/1/2018	6,500,000
7,300,000		New York State HFA (625 West 57th Street), (2015 Series A-1) Weekly VRDNs (Bank of New York Mellon LOC), 1.100%, 2/7/2018	7,300,000
1,200,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 2/1/2018	1,200,000
18,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 2/1/2018	18,000,000
		TOTAL	59,070,000
		North Carolina—0.3%
1,985,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.180%, 2/1/2018	1,985,000
		North Dakota—3.1%
20,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.150%, 2/7/2018	20,000,000
		Ohio—3.9%
12,810,000		Franklin County, OH Hospital Facility Authority (OhioHealth Corp,), (Series 2011C) Weekly VRDNs, 1.060%, 2/7/2018	12,810,000
3,700,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.170%, 2/1/2018	3,700,000
1,245,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.170%, 2/1/2018	1,245,000
7,400,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs (Bank of New York Mellon LIQ), 1.010%, 2/1/2018	7,400,000
		TOTAL	25,155,000
		Oklahoma—0.6%
4,055,000		Oklahoma State Industrial Authority (American Cancer Society, Inc.), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.180%, 2/1/2018	4,055,000
		Pennsylvania—9.4%
8,300,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.190%, 2/1/2018	8,300,000
13,910,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.150%, 2/7/2018	13,910,000
900,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.170%, 2/1/2018	900,000
10,725,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.190%, 2/1/2018	10,725,000
2,500,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 1.150%, 2/1/2018	2,500,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$24,850,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.230%, 2/1/2018	$24,850,000
		TOTAL	61,185,000
		Tennessee—1.0%
6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 1.120%, 2/7/2018	6,400,000
		Texas—2.1%
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.250%, 2/1/2018	2,800,000
7,600,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.000%, 2/1/2018	7,600,000
3,550,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.000%, 2/1/2018	3,550,000
		TOTAL	13,950,000
		Utah—0.3%
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.230%, 2/1/2018	2,000,000
		Virginia—1.2%
2,600,000		Loudoun County, VA IDA (Howard Hughes Medical Institute) Weekly VRDNs, 1.060%, 2/7/2018	2,600,000
5,035,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016A) Weekly VRDNs, 1.050%, 2/7/2018	5,035,000
		TOTAL	7,635,000
		Washington—0.7%
4,830,000		Washington State EDFA (CleanScapes, Inc.), (Series 2009) Weekly VRDNs (Bank of America N.A. LOC), 1.120%, 2/7/2018	4,830,000
		West Virginia—2.9%
2,825,000		Cabell County, WV (Provident Group-Marshall Properties, LLC), (Series 2010A) Weekly VRDNs (Bank of America N.A. LOC), 1.160%, 2/1/2018	2,825,000
15,735,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.200%, 2/1/2018	15,735,000
		TOTAL	18,560,000
		Wisconsin—1.3%
8,325,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (AgriBank FCB LOC), 1.240%, 2/1/2018	8,325,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT IDENTIFIED COST)	648,705,000
		OTHER ASSETS AND LIABILITIES - NET—0.1%[2]	597,953
		TOTAL NET ASSETS—100%	$649,302,953
At January 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized level 2 inputs, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
6
Federated Georgia Municipal Cash Trust
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.2%
		Georgia—100.2%
$3,400,000		Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.180%, 2/1/2018	$3,400,000
5,250,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	5,250,000
4,850,000		Atlanta, GA, Urban Residential Finance Authority (West End Housing Development), (Series 1995) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,850,000
5,400,000		Bulloch County, GA Development Authority (Apogee Enterprises, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.330%, 2/1/2018	5,400,000
2,250,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 1.160%, 2/1/2018	2,250,000
8,400,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.210%, 2/1/2018	8,400,000
1,455,000		Burke County, GA Development Authority (Georgia Power Co.), PCR (Series 1992) Daily VRDNs, 1.160%, 2/1/2018	1,455,000
3,540,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.130%, 2/7/2018	3,540,000
7,400,000		Cobb County, GA Housing Authority (Highland Ridge Partners LP), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.200%, 2/1/2018	7,400,000
9,800,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 1.130%, 2/7/2018	9,800,000
4,855,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,855,000
7,500,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.290%, 2/1/2018	7,500,000
1,650,000		DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 1.080%, 2/7/2018	1,650,000
1,035,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.290%, 2/1/2018	1,035,000
5,000,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.080%, 2/7/2018	5,000,000
1,600,000		Fulton County, GA Development Authority (Donnellan School, Inc.), (Series 2000) Weekly VRDNs (Bank of New York Mellon LOC), 1.240%, 2/1/2018	1,600,000
8,880,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.280%, 2/1/2018	8,880,000
3,075,000		Georgia State Road and Tollway Authority, (Series B), 5.00% Bonds, 6/1/2018	3,111,057
9,935,000		Gwinnett County, GA School District, Tender Option Bond Trust Receipts (2015-XF0089) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.190%, 2/1/2018	9,935,000
1,245,000		Heard County, GA Development Authority (Oglethorpe Power Corp.), (Series 2009A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	1,245,000
16,865,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	16,865,000
4,460,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1),1.26% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 2/1/2018	4,460,000
1,785,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2),1.26% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 2/1/2018	1,785,000
4,535,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.31% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 2/15/2018	4,535,000
7,795,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.160%, 2/1/2018	7,795,000
7,350,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	7,350,000
4,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs (Bank of Montreal LOC), 1.120%, 2/7/2018	4,500,000
1,000,000		Municipal Electric Authority of Georgia, (Series 1985C) General Resolution Weekly VRDNs (TD Bank, N.A. LOC), 1.050%, 2/7/2018	1,000,000
5,000,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs (Bank of America N.A. LOC), 1.190%, 2/1/2018	5,000,000
5,065,000		Paulding County, GA, Solar Eclipse (Series 2017-0060), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 2/1/2018	5,065,000
4,000,000		Pike County, GA Development Authority (Southern Mills, Inc.), (Series 2003) Weekly VRDNs (Bank of America N.A. LOC), 1.210%, 2/7/2018	4,000,000
4,500,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-1) Weekly VRDNs, 1.060%, 2/1/2018	4,500,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$2,480,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-4) Weekly VRDNs, 1.070%, 2/1/2018	$2,480,000
2,750,000		Private Colleges & Universities Facilities of GA (Emory University), (series 2005C-5) Weekly VRDNs, 1.060%, 2/1/2018	2,750,000
1,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.150%, 2/7/2018	1,000,000
1,430,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 1.130%, 2/7/2018	1,430,000
8,850,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.150%, 2/7/2018	8,850,000
1,000,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs (SunTrust Bank LOC), 1.150%, 2/7/2018	1,000,000
5,670,000		Savannah, GA Housing Authority (Bradley Pointe Apartments), (Series 2003) Weekly VRDNs (KeyBank, N.A. LOC), 1.340%, 2/1/2018	5,670,000
3,305,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.230%, 2/1/2018	3,305,000
9,850,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.310%, 2/1/2018	9,850,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)	199,746,057
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[2]	(440,146)
		TOTAL NET ASSETS—100%	$199,305,911
Securities that are subject to the federal alternative minimum tax (AMT) represent 48.5% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
2

The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Massachusetts Municipal Cash Trust
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		Massachusetts—99.6%
$4,515,000		Berlin-Boylston, MA Regional School District, 2.00% BANs, 5/17/2018	$4,525,398
4,290,000		Billerica, MA, Solar Eclipse (2017-0027), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 2/8/2018	4,290,000
2,300,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), 1.36% CP (State Street Bank and Trust Co. LOC), Mandatory Tender 4/3/2018	2,300,000
1,800,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs (Citibank NA, New York LIQ), 1.110%, 2/1/2018	1,800,000
2,880,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.34% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 3/8/2018	2,880,000
3,600,000		Gloucester, MA, 2.00% BANs, 9/21/2018	3,615,392
6,700,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.200%, 2/1/2018	6,700,000
5,035,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.200%, 2/1/2018	5,035,000
3,687,000		Massachusetts Development Finance Agency, (Issue 4), 1.55% CP (FHLB of Boston LOC), Mandatory Tender 3/15/2018	3,687,000
645,000		Massachusetts HEFA (Boston University), (Series 1985H) Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.040%, 2/7/2018	645,000
700,000		Massachusetts HEFA (Harvard University), (Series Y) Weekly VRDNs, 1.120%, 2/1/2018	700,000
625,000		Massachusetts HEFA (Henry Heywood Memorial Hospital), (Series 2009C) Tranche 2 Daily VRDNs (TD Bank, N.A. LOC), 0.970%, 2/1/2018	625,000
2,300,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.35% CP, Mandatory Tender 2/26/2018	2,300,000
3,000,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.40% CP, Mandatory Tender 2/16/2018	3,000,000
2,400,000		Massachusetts IFA (Nova Realty Trust), (Series 1994) Weekly VRDNs (TD Bank, N.A. LOC), 1.120%, 2/1/2018	2,400,000
1,625,000		Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 1.190%, 2/1/2018	1,625,000
1,800,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 1.180%, 2/1/2018	1,800,000
1,550,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 1.180%, 2/1/2018	1,550,000
3,800,000		Massachusetts State Development Finance Agency (Babson College), (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 1.150%, 2/1/2018	3,800,000
2,780,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs (TD Bank, N.A. LOC), 1.090%, 2/7/2018	2,780,000
575,000		Massachusetts State Development Finance Agency (Marine Biological Laboratory), (Series 2006) Weekly VRDNs (PNC Bank, N.A. LOC), 1.150%, 2/1/2018	575,000
4,400,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), (Series M-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.140%, 2/1/2018	4,400,000
5,985,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.190%, 2/7/2018	5,985,000
2,355,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007B) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.190%, 2/7/2018	2,355,000
1,530,000		Massachusetts State Health & Educational Facility (Amherst College), (Series 2005 J-2) Daily VRDNs, 0.880%, 2/1/2018	1,530,000
5,345,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Bank of America N.A. LIQ), 1.180%, 2/1/2018	5,345,000
1,500,000		Massachusetts State Health & Educational Facility (Tufts University), (Series 2008 N-1) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.910%, 2/1/2018	1,500,000
3,575,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs (Bank of America N.A. LOC), 1.190%, 2/1/2018	3,575,000
6,670,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 1.180%, 2/1/2018	6,670,000
2,500,000		Metropolitan Boston Transit Parking Corporation, Stage Trust (Series 2011-77C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/1/2018	2,500,000
3,000,000		Randolph, MA, 2.50% BANs, 9/28/2018	3,020,458
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$3,397,343		Revere, MA, 2.25% BANs, 4/13/2018	$3,404,008
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)	96,917,256
		OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	410,891
		TOTAL NET ASSETS—100%	$97,328,147
At January 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
2
Federated New York Municipal Cash Trust
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		New York—99.6%
$4,600,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	$4,600,000
5,291,190		Batavia Town, NY, 2.50% BANs, 3/15/2018	5,297,552
11,385,000		Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.010%, 2/1/2018	11,385,000
4,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	4,012,491
1,695,428		Chemung County, NY, 2.25% BANs, 10/12/2018	1,705,276
3,344,275		Cicero, NY, 2.50% BANs, 3/30/2018	3,348,124
2,488,750		Concord, NY, 2.50% BANs, 2/22/2018	2,490,189
7,145,000		Dutchess County, NY IDA (Brookview, Inc.), (Series 2007) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	7,145,000
9,670,000		Dutchess County, NY Local Development Corporation (Health Quest Systems, Inc. Obligated Group), Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.200%, 2/1/2018	9,670,000
5,900,000		East Moriches, NY UFSD, 2.00% TANs, 6/27/2018	5,921,099
2,540,000		Elmira Heights, NY CSD, 2.25% BANs, 6/19/2018	2,549,959
2,000,000		Genesee Valley, NY CSD, 2.25% BANs, 8/29/2018	2,010,737
4,205,000		Heuvelton, NY CSD, 2.25% BANs, 6/28/2018	4,220,529
4,900,000		Lisbon, NY CSD, 2.25% BANs, 7/25/2018	4,919,575
3,000,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	3,012,727
3,325,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.200%, 2/1/2018	3,325,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.200%, 2/1/2018	18,445,000
5,040,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.210%, 2/1/2018	5,040,000
14,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.210%, 2/1/2018	14,000,000
1,395,000		Monroe County, NY IDA (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility), (Series 2004) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	1,395,000
2,895,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.310%, 2/1/2018	2,895,000
2,180,000		Mount Morris, NY CSD, 2.25% BANs, 6/29/2018	2,186,965
3,020,000		New York City Housing Development Corp. (West 26th Street Development), (Series 2011B) Weekly VRDNs (FHLMC LOC), 1.160%, 2/1/2018	3,020,000
705,000		New York City, NY IDA (Village Community School), (Series 2001) Weekly VRDNs (TD Bank, N.A. LOC), 1.260%, 2/1/2018	705,000
1,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.060%, 2/1/2018	1,000,000
7,500,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (Series 2017-ZM0547) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.190%, 2/1/2018	7,500,000
1,275,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York Mellon LIQ), 1.050%, 2/7/2018	1,275,000
1,500,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.990%, 2/1/2018	1,500,000
1,400,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.020%, 2/1/2018	1,400,000
5,000,000		New York City, NY, RBC Municipal Products (Series E-86) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.190%, 2/1/2018	5,000,000
4,910,000		New York City, NY, Solar Eclipse (Series 2017-0057), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/19/2018	4,910,000
12,000,000		New York Liberty Development Corporation (Port Authority of New York and New Jersey), Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.220%, 2/1/2018	12,000,000
3,735,000		New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center), Tender Option Bond Trust Receipts (2016-XF0288) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	3,735,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,375,000		New York State Dormitory Authority (New York University), Solar Eclipse (Series 2017-0034) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	$4,375,000
2,400,000		New York State HFA (625 West 57th Street), (2015 Series A-1) Weekly VRDNs (Bank of New York Mellon LOC), 1.100%, 2/7/2018	2,400,000
12,800,000		New York State HFA (Durst Pyramid LLC), (Series 2015A-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.100%, 2/7/2018	12,800,000
3,400,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 2/1/2018	3,400,000
1,600,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 2/1/2018	1,600,000
5,500,000		New York State Urban Development Corp. (New York State), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.190%, 2/1/2018	5,500,000
1,550,000		New York, NY City Industrial Agency (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs (TD Bank, N.A. LOC), 1.120%, 2/1/2018	1,550,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 1.240%, 2/1/2018	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs (TD Bank, N.A. LIQ), 1.230%, 2/1/2018	10,000,000
5,250,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	5,250,000
8,170,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs (Citizens Bank, N.A., Providence LOC), 2.110%, 2/1/2018	8,170,000
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	1,500,000
1,443,429		Owego-Apalachin, NY CSD, 2.00% RANs, 2/22/2018	1,443,429
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.190%, 2/1/2018	1,100,000
2,210,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	2,210,000
3,200,000		Sachem, NY CSD at Holbrook, 2.00% TANs, 6/28/2018	3,207,617
2,300,000		Saranac Lake, NY CSD, 2.25% BANs, 6/20/2018	2,307,334
2,000,000		Ticonderoga, NY CSD, 2.25% BANs, 8/3/2018	2,009,396
9,050,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.040%, 2/1/2018	9,050,000
5,710,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.260%, 2/1/2018	5,710,000
5,890,000		Watertown, NY, 2.25% BANs, 4/19/2018	5,898,521
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)	265,601,520
		OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	1,080,498
		TOTAL NET ASSETS—100%	$266,682,018
At January 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
2

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated Pennsylvania Municipal Cash Trust
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		Pennsylvania—99.7%
$4,600,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.270%, 2/1/2018	$4,600,000
1,025,000		Allegheny County, PA HDA (UPMC Health System), Hospital Revenue Bonds (Series 2008A), 5.00% Bonds, 6/15/2018	1,038,715
1,700,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.010%, 2/1/2018	1,700,000
8,145,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.180%, 2/1/2018	8,145,000
4,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.190%, 2/1/2018	4,500,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Series 2018-001 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	5,000,000
800,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs (TD Bank, N.A. LOC), 1.120%, 2/1/2018	800,000
2,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.130%, 2/1/2018	2,500,000
1,570,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.130%, 2/1/2018	1,570,000
2,860,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/1/2018	2,860,000
1,460,000		Commonwealth of Pennsylvania, (Second Series A), 5.00% Bonds, 5/1/2018	1,473,353
3,600,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 1.160%, 2/1/2018	3,600,000
1,425,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs (Fulton Bank, N.A. LOC), 1.400%, 2/1/2018	1,425,000
2,140,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.170%, 2/1/2018	2,140,000
1,950,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series C of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.170%, 2/1/2018	1,950,000
1,190,000		Lehigh County, PA General Purpose Authority (Phoebe-DeVitt Homes Obligated Group), (Series B of 1998) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.340%, 2/1/2018	1,190,000
1,700,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.140%, 2/1/2018	1,700,000
1,000,000		Manheim Township, PA School District, (Series A of 2017) FRNs, 1.234%, (1-month USLIBOR x 0.68 +0.170%), 2/1/2018	1,000,000
5,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.290%, 2/1/2018	5,000,000
2,500,000		Pennsylvania Economic Development Financing Authority (Dauphin County, PA), Tender Option Bond Trust Certificates (2015-XM0048) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.210%, 2/1/2018	2,500,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	1,665,000
1,500,000		Pennsylvania Economic Development Financing Authority, (Series A), 5.00% Bonds, 7/1/2018	1,523,351
4,370,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 1.150%, 2/1/2018	4,370,000
4,750,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.360%, 2/1/2018	4,750,000
2,000,000		Philadelphia, PA Airport System, (Series 2017B), 5.00% Bonds, 7/1/2018	2,029,036
1,600,000		Philadelphia, PA Airport System, (Series C-1) Weekly VRDNs (TD Bank, N.A. LOC), 1.100%, 2/7/2018	1,600,000
3,325,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs (Royal Bank of Canada LOC), 1.150%, 2/1/2018	3,325,000
500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.950%, 2/1/2018	500,000
470,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2005A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.950%, 2/1/2018	470,000
3,000,000		Philadelphia, PA, (series A), 2.00% TRANs, 6/29/2018	3,008,208
3,470,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.230%, 2/1/2018	3,470,000
2,750,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 1.160%, 2/1/2018	2,750,000
2,710,000		Southcentral PA, General Authority (Hanover Lutheran Retirement Village, Inc.), (Series 2005) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/2/2018	2,710,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$4,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.280%, 2/1/2018	$4,500,000
1,230,000		West Jefferson HIlls, PA School District, 4.00% Bonds, 8/1/2018	1,245,790
375,000		York County, PA IDA (UL Holdings), (Series A of 2000) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.360%, 2/2/2018	375,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)	92,983,453
		OTHER ASSETS AND LIABILITIES - NET—0.3%[2]	296,109
		TOTAL NET ASSETS—100%	$93,279,562
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.2% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
2

The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FRNs	—Floating Rate Notes
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
3
Federated Virginia Municipal Cash Trust
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.4%
		Virginia—93.8%
$4,800,000		Alexandria, VA, Solar Eclipse (2017-0044), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/12/2018	$4,800,000
4,900,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs (PNC Bank, N.A. LOC), 1.140%, 2/7/2018	4,900,000
650,000		Arlington County, VA IDA (National Science Teachers Association), (Series 2000A) Weekly VRDNs (SunTrust Bank LOC), 1.130%, 2/7/2018	650,000
10,150,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs (FHLMC LOC), 1.200%, 2/1/2018	10,150,000
430,000		Bedford County, VA IDA (David R. Snowman and Carol J. Snowman), (Series 1999) Weekly VRDNs (SunTrust Bank LOC), 1.190%, 2/7/2018	430,000
8,500,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.310%, 2/1/2018	8,500,000
8,000,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.190%, 2/1/2018	8,000,000
5,000,000		Chesapeake Bay Bridge & Tunnel District, VA, Tender Option Bond Trust Certificates (2017-ZM0511) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.410%, 2/1/2018	5,000,000
2,360,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs (SunTrust Bank LOC), 1.320%, 2/1/2018	2,360,000
12,120,000		Fairfax County, VA EDA (Mount Vernon Ladies' Association of the Union), (Series 2007) Weekly VRDNs (SunTrust Bank LOC), 1.110%, 2/7/2018	12,120,000
4,145,000		Fairfax County, VA EDA (Young Men's Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/2/2018	4,145,000
1,200,000		Fairfax County, VA IDA (Inova Health System), (Series 1988D) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.100%, 2/7/2018	1,200,000
5,905,000		Fairfax County, VA IDA (Inova Health System), (Series 2005C-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.100%, 2/7/2018	5,905,000
2,000,000		Fairfax County, VA IDA (Inova Health System), (Series 2016C) Weekly VRDNs, 1.150%, 2/1/2018	2,000,000
3,500,000		Fauquier County, VA IDA (Wakefield School, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.170%, 2/1/2018	3,500,000
10,000,000		Halifax, VA IDA (Virginia Electric & Power Co.), MMMs, PCR (Series 1992), 1.32% CP, Mandatory Tender 2/15/2018	10,000,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority (Richfield Place Associates LP), (Series 2001A: Huntington Village Apartments) Weekly VRDNs (FNMA LOC), 1.220%, 2/1/2018	7,500,000
5,000,000		Harrisonburg, VA Redevelopment & Housing Authority (Woodman West Preservation, LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.180%, 2/1/2018	5,000,000
6,200,000		King George County IDA, VA (Birchwood Power Partners LP Project), (Series 1995) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.100%, 2/1/2018	6,200,000
3,300,000		King George County IDA, VA (Birchwood Power Partners LP Project), (Series 1996A) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.100%, 2/1/2018	3,300,000
1,000,000		King George County IDA, VA (Birchwood Power Partners LP Project), (Series 1997) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.100%, 2/1/2018	1,000,000
10,040,000		King George County IDA, VA (Garnet of Virginia, Inc.), (Series 1996) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.180%, 2/1/2018	10,040,000
5,580,000		Loudoun County, VA IDA (Howard Hughes Medical Institute) Weekly VRDNs, 1.060%, 2/7/2018	5,580,000
500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 1.030%, 2/7/2018	500,000
3,850,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003B) Weekly VRDNs, 1.030%, 2/7/2018	3,850,000
3,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 1.060%, 2/7/2018	3,500,000
1,550,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.040%, 2/7/2018	1,550,000
2,300,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2009B) Weekly VRDNs, 1.060%, 2/7/2018	2,300,000
5,225,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/12/2018	5,225,000
3,400,000		Lynchburg, VA EDA (Centra Health Obligated Group), (Series 2017B) Daily VRDNs (Branch Banking & Trust Co. LOC), 0.970%, 2/1/2018	3,400,000
3,320,000		Lynchburg, VA EDA (Centra Health Obligated Group), Series 2017-XG0147 Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.200%, 2/1/2018	3,320,000
2,200,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-2) Weekly VRDNs (Royal Bank of Canada LOC), 1.190%, 2/1/2018	2,200,000
7,195,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs (Bank of America N.A. LOC), 1.200%, 2/1/2018	7,195,000
295,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016B) Weekly VRDNs, 1.020%, 2/7/2018	295,000
7,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.385% TOBs, Mandatory Tender 6/29/2018	7,000,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$6,800,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 1.060%, 2/7/2018	$6,800,000
4,600,000		Suffolk, VA, Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/26/2018	4,600,000
500,000		University of Virginia, (Series A), 1.18% CP, Mandatory Tender 2/13/2018	500,000
4,000,000		University of Virginia, (Series A), 1.25% CP, Mandatory Tender 2/8/2018	4,000,000
5,320,000		University of Virginia, Solar Eclipse (Series 2017-0017), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	5,320,000
3,175,000		Virginia Commonwealth Transportation Board (Virginia State), Tender Option Bond Trust Certificates (2015-ZM0097) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.190%, 2/1/2018	3,175,000
4,445,000		Virginia Small Business Financing Authority (BleachTech LLC), (Series 2007) Weekly VRDNs (PNC Bank, N.A. LOC), 1.200%, 2/1/2018	4,445,000
2,700,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.190%, 2/1/2018	2,700,000
1,365,000		Virginia Small Business Financing Authority (Virginia State University Real Estate Foundation), (Series 2008) Daily VRDNs (Bank of America N.A. LOC), 0.960%, 2/1/2018	1,365,000
		TOTAL	195,520,000
		District of Columbia—6.6%
5,580,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 1.190%, 2/1/2018	5,580,000
8,180,000		Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C), 1.51% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/5/2018	8,180,000
		TOTAL	13,760,000
		TOTAL INVESTMENT IN SECURITIES—100.4% (AT AMORTIZED COST)	209,280,000
		OTHER ASSETS AND LIABILITIES -NET—(0.4)%[3]	(871,382)
		TOTAL NET ASSETS—100%	$208,408,618
Securities that are subject to the federal alternative minimum tax (AMT) represent 46.7% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $7,000,000, which represented 3.4% of total net assets.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018